Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers Real Estate Securities Fund, Inc. | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent	(0.68%)	4.43%			5.87%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent	2.39%	4.72%			5.67%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class F
Average Annual Return, Percent	4.41%	5.78%		6.56%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent	4.31%	5.68%			6.65%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class R
Average Annual Return, Percent	3.90%	5.25%			6.21%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
Average Annual Return, Percent	4.41%	5.78%			6.74%
Without Sales Load [Member] | Cohen & Steers Real Estate Securities Fund, Inc. | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	5.40%			6.36%
Without Sales Load [Member] | Cohen & Steers Real Estate Securities Fund, Inc. | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	4.72%			5.67%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		14.86%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.91%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%